As filed with the Securities and Exchange Commission on April 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22871

HCIM Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  December 31, 2013

Item 1. Reports to Stockholders.

HCIM Trust

Annual Report

For the Period Ending December 31, 2013

Hatteras PE Intelligence Fund (HPEIX)

HCIM Trust: Hatteras PE Intelligence Fund
Portfolio Management’s Discussion of Fund Performance

The S&P 500 Total Return Index (“S&P 500”) gained 2.5% in December, 10.5% for the quarter, and closed the year at an all-time high of 1,848, up 32.4% for 2013. The S&P 500 hit many all-time highs during the year, and 2013 performance was the best since 1997. All 10 sectors were positive for the year and all returned more than 10% for the first time since 1995; Telecom Services again had the lowest return for the year, at 11.5%, and Consumer Discretionary was the highest at 43.1%. The S&P 500 hit record territory going into year-end on light volume and continued positive economic data as Q3 GDP growth was revised up to 4.1%.

The key date in December was December 18, 2013, when the Federal Reserve announced, to the surprise of some investors, that it would taper bond purchases by $10 billion per month beginning in January 2014, through a $5 billion reduction in both MBS and Treasury purchases; the pace of future tapering was not specified. Also on December 18, 2013, the U.S. Senate announced a two-year budget deal which was signed by the President later in the month.

Small caps outperformed large caps for the year, with the Russell 2000 up 38.8% for the year. However, the Russell 2000 underperformed large caps for December 2013 and the fourth quarter. Growth outperformed value for the year, but value outperformed growth in December 2013 and the fourth quarter. Emerging markets, represented by the MSCI Emerging Markets Index (net), ended 2013 in negative territory at -2.6%, with a positive quarter, at 1.8%, and a negative December 2013, -1.5%. Developed international equities underperformed domestic, as the MSCI EAFE Index (net) was up 1.5%, 5.7% and 22.8% for the month, quarter and year, respectively.

Private Equity Landscape

According to Preqin, 2013 saw the highest aggregate amount of capital raised by private equity firms since 2008, with 873 funds reaching a final close and raising an aggregate $454 billion. In recent years, there has been a prevailing sense that the private equity industry has been hampered by economic uncertainty and resultant investor caution, which has led to a sluggish fundraising environment. Private Equity assets under management reached an all-time high of $2.42 trillion in June 2013.

2013 saw an increase in buyout deal activity with 2,836 deals valued at $274 billion. In addition, a record number of private equity-backed buyout exits occurred in 2013, including 1,348 exits valued at $303 billion. This has resulted in a higher level of distributions. However, there has been a drop in the number of exits at the higher end of the size range. Seventy-seven exits fell into the large-cap value band (defined as those valued at $1 billion or more) in 2013, whereas there were 84 exits in this size range in 2012. The number of exits in 2013 was buoyed by an upsurge in the number of IPOs and follow-on offerings, particularly in the first half of the year, due to a renewed confidence in the performance of global public markets.

Hatteras PE Intelligence Fund

On November 13, Hatteras Funds, in partnership with Preqin, Nomura and QES, launched the Hatteras PE Intelligence Fund (HPEIX), a liquid alternative to private equity. The Fund seeks investment results comparable to the returns of the Nomura QES Modelled Private Equity Returns Index (“PERI”). PERI is a daily liquid index targeting returns similar to those which may be achieved through a global broad-based investment in private equity buyout funds. The index utilizes intelligence from Preqin to make timely allocations to the same sectors, currencies and market capitalizations as the buyout fund industry.  The Fund is designed to provide access to private equity returns without many of the challenges of private equity investing such as lock-up periods and capital calls.

Since inception, the Fund returned 2.7% versus 2.9% for the PERI index as of the end of the year. The S&P 500 and the MSCI World index returned 3.7% and 4.0% during this period, respectively. Mid-cap equity exposure was the largest contributor during December 2013 and sector exposures in Industrials, Information Technology and Consumer Discretionary were the primary drivers of positive performance.

HCIM Trust: Hatteras PE Intelligence Fund
Portfolio Management’s Discussion of Fund Performance

Utilities, Telecomm and Consumer Staples positions detracted from performance. The Fund launched with 88.7% equity exposure and grew through the remainder of 2013. At year-end, Industrials and Consumer Discretionary were the largest sector exposures. The Fund finished the year with 96.2% equity exposure, which is near an all-time high when compared to the historical PERI index levels, reflecting a heightened period of buyout activity.

Definitions

MSCI EAFE (net) is an unmanaged index considered representative of stocks of Europe, Australasia, and the Far East. The index is a float-adjusted market capitalization index.

MSCI Emerging Markets (net) is designed to measure equity market performance in global emerging markets. The Index is a float-adjusted market capitalization index.

MSCI World Index (net) is designed to measure the equity market performance of developed markets.  The Index is a float-adjusted market capitalization weighted index.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership.

S&P 500 Total Return Index is an index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Nomura QES Modelled Private Equity Returns Index is designed to be a daily liquid, investible index targeting returns similar to those which may be achieved through a global broad-based investment in private equity buyout funds on a committed capital basis

Safe Harbor and Forward-Looking Statements Disclosure

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of the Investment Manager and may contain certain forward-looking statements about the factors that may affect the performance of the Hatteras Funds in the future. These statements are based on the Investment Manager’s predictions and expectations concerning certain future events and their expected impact on the Hatteras Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. This should be read in conjunction with or preceded by a current prospectus. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete.

Important Disclosures and Key Risk Factors

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 877.569.2382 or visiting www.hatterasfunds.com. Read it carefully before investing.

Investments of the Fund include foreign currencies which will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. The Value of Equities are subject to market risks. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. The Fund may be subject to high portfolio turnover rate risk which may negatively impact the Fund’s performance. Because the Fund seeks to track the Reference Index, which uses the PERI model, the Fund is subject to the risk associated with the development and implementation of the PERI Model including: there can be no assurance that the assumptions used by the PERI Model to determine the drivers of private equity buyout funds are correct or that the PERI Model will be able to capture any performance based on these drivers using public market equivalents alone; that the PERI Model is based on the amount private equity investors commit to invest, rather than the amounts they actually invested, which may differ significantly; that the data provided to Preqin, Ltd., may not accurately reflect the private equity buyout fund industry due to survivorship bias; and that the returns from the PERI Model (and therefore the Reference Index) may differ significantly from the return of a direct investment in one or more private equity buyout funds.

The Fund may also invest in smaller-sized companies which are subject to more abrupt or erratic market movements than larger, more established companies and shares of other investment companies including ETFs that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Index Advisor relies on, among other things, private equity buyout data provided by Preqin Ltd. and in the event that such information is no longer available or reliable, the PERI Model (and therefore the Reference Index) may not be able to continue. The Fund’s performance may vary substantially from the performance of the Reference Index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors. The Fund is a recently-formed entity with limited or no operating history. The Fund is considered non-diversified and may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Fund’s share price. Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

The above risks do not purport to be a full or complete list of the risks associated with an investment in the Fund.  Please see the prospectus for the Fund’s risks, expenses and disclosures.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

The Funds are distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Capital Investment Management, LLC by virtue of common control or ownership.

The Hatteras PE Intelligence Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Nomura International plc (“Nomura”) or its affiliates. Neither Nomura nor its affiliates make any representations or warranties, express or implied, to the owners of the Fund or any other person regarding the advisability of investing in the Fund or as to the results obtained from the use of the Nomura QES Modelled Private Equity Returns Index (the “Index”). Nomura and its affiliates have no obligation or liability in connection with the operation, marketing, trading or sale of the Fund or use of the Index and/or the methodology for the Index. Nomura and its affiliates shall not be liable (whether in negligence or otherwise) to any person for any error in the Index and/or the methodology of the Index and shall not be under any obligation to advise any person of any error therein.

The Index is the exclusive property of Nomura, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Index. S&P® and S&P Custom Indices® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Custom Indices” and its related stylized mark(s) are service marks of SPFS and have been licensed for use by S&P Dow Jones Indices and sublicensed for certain purposes by Nomura. Neither S&P Dow Jones Indices, SPFS, Dow Jones nor any of their affiliates shall be liable for any errors or omissions in calculating the Index.

The Fund is not sponsored, endorsed, sold or promoted by S&P, its affiliates or their third party licensors and neither S&P, its affiliates nor their third party licensors make any representation regarding the advisability of investing in the Fund.

HCIM Trust
Hatteras PE Intelligence Fund
Growth of $10,000 - December 31, 2013 (Unaudited)

^ Since inception data for the Fund is as of 11/12/2013

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting hatterasfunds.com.  Total annual fund operating expenses are 2.08% as reflected in the most recent prospectus dated November 6, 2013.

The chart assumes an initial investment of $10,000 made on November 12, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

HCIM Trust
Hatteras PE Intelligence Fund
Allocation of Portfolio Assets - December 31, 2013 (Unaudited)

Investments are a percentage of Net Assets.

HCIM Trust
Hatteras PE Intelligence Fund
Expense Example – December 31, 2013 (Unaudited)

The following Expense Example is presented for the Hatteras PE Intelligence Fund (“PE Intelligence” or the “Fund”), a series of the HCIM Trust.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/12/13 – 12/31/13).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Fund invests in addition to the expenses of the Fund.  The Example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the Example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HCIM Trust
Hatteras PE Intelligence Fund
Expense Example – December 31, 2013 (Unaudited)

	Beginning Account Value 11/12/2013*	Ending Account Value 12/31/2013	Expenses Paid During Period 11/12/13*-12/31/13+

Actual	$1,000.00	$1,027.00	$4.73

Hypothetical (5% return before expenses)	1,000.00	1,002.04	4.68

* Commencement of operations.
+ Expenses are equal to the Fund’s annualized expense ratio of 3.48%, multiplied by the average account value over the period, multiplied by 49/365 (to reflect the since inception period).

HCIM Trust
Hatteras PE Intelligence Fund
Schedule of Investments
December 31, 2013
	Shares	Fair Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 3.4%
Alliant Techsystems, Inc.	593	$72,156
B/E Aerospace, Inc. (a)	1,814	157,872
Esterline Technologies Corp. (a)	610	62,196
Exelis, Inc.	3,476	66,253
General Dynamics Corp.	271	25,894
Honeywell International, Inc.	560	51,167
Huntington Ingalls Industries, Inc.	914	82,269
L-3 Communications Holdings, Inc.	74	7,908
Lockheed Martin Corp.	221	32,854
Northrop Grumman Corp.	191	21,890
Precision Castparts Corp.	119	32,047
Raytheon Co.	266	24,126
Rockwell Collins, Inc.	112	8,279
Textron, Inc.	232	8,528
The Boeing Co.	491	67,017
Triumph Group, Inc.	969	73,712
United Technologies Corp.	600	68,280
Total Aerospace & Defense		862,448

Air Freight & Logistics - 0.5%
C H Robinson Worldwide, Inc.	130	7,584
Expeditors International of Washington, Inc.	169	7,478
FedEx Corp.	244	35,080
United Parcel Service, Inc.	513	53,906
UTi Worldwide, Inc.	1,767	31,029
Total Air Freight & Logistics		135,077

Airlines - 0.6%
Alaska Air Group, Inc.	1,299	95,308
Delta Air Lines, Inc.	714	19,613
JetBlue Airways Corp. (a)	4,237	36,226
Southwest Airlines Co.	588	11,078
Total Airlines		162,225

Auto Components - 0.5%
BorgWarner, Inc.	237	13,251
Delphi Automotive PLC	292	17,558
Gentex Corp.	1,708	56,347
Johnson Controls, Inc.	713	36,577
The Goodyear Tire & Rubber Co.	186	4,436
Total Auto Components		128,169

Automobiles - 0.6%
Ford Motor Co.	3,809	58,773
General Motors Co. (a)	1,091	44,589
Harley-Davidson, Inc.	231	15,995
Thor Industries, Inc.	522	28,830
Total Automobiles		148,187

The accompanying notes are an integral part of these financial statements.

Beverages - 0.0%
Beam, Inc.	4	272
Brown-Forman Corp.	4	302
Coca-Cola Enterprises, Inc.	7	309
Constellation Brands, Inc. (a)	4	282
Dr. Pepper Snapple Group, Inc.	5	244
Molson Coors Brewing Co.	4	225
Monster Beverage Corp. (a)	3	203
PepsiCo, Inc.	44	3,649
The Coca-Cola Co.	108	4,461
Total Beverages		9,947

Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	58	7,717
Amgen, Inc.	231	26,371
Biogen Idec, Inc. (a)	72	20,142
Celgene Corp. (a)	126	21,289
Cubist Pharmaceuticals, Inc. (a)	841	57,920
Gilead Sciences, Inc. (a)	456	34,268
Regeneron Pharmaceuticals, Inc. (a)	23	6,331
United Therapeutics Corp. (a)	507	57,332
Vertex Pharmaceuticals, Inc. (a)	68	5,052
Total Biotechnology		236,422

Building Products - 1.2%
Allegion PLC (a)	114	5,023
AO Smith Corp.	1,429	77,080
Fortune Brands Home & Security, Inc.	3,160	144,412
Lennox International, Inc.	860	73,151
Masco Corp.	293	6,672
Total Building Products		306,338

Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	263	57,039
Ameriprise Financial, Inc.	57	6,558
BlackRock, Inc.	38	12,026
E*Trade Financial Corp. (a)	31	609
Eaton Vance Corp.	600	25,674
Federated Investors, Inc.	467	13,449
Franklin Resources, Inc.	116	6,697
Greenhill & Co., Inc.	132	7,648
Invesco Ltd.	127	4,623
Janus Capital Group, Inc.	735	9,092
Legg Mason, Inc.	12	522
Morgan Stanley	426	13,359
Northern Trust Corp.	24	1,485
Raymond James Financial, Inc.	611	31,888
SEI Investments Co.	719	24,971
State Street Corp.	135	9,908
T Rowe Price Group, Inc.	73	6,115
The Bank of New York Mellon Corp.	352	12,299
The Charles Schwab Corp.	328	8,528
The Goldman Sachs Group, Inc.	127	22,512

The accompanying notes are an integral part of these financial statements.

Waddell & Reed Financial, Inc.	426	27,741
Total Capital Markets		302,743

Chemicals - 1.0%
Albemarle Corp.	317	20,095
Ashland, Inc.	440	42,698
Cabot Corp.	361	18,555
Cytec Industries, Inc.	224	20,868
Intrepid Potash, Inc. (a)	343	5,433
Minerals Technologies, Inc.	213	12,795
NewMarket Corp.	70	23,390
Olin Corp.	490	14,136
RPM International, Inc.	813	33,748
Sensient Technologies Corp.	303	14,702
The Scotts Miracle-Gro Co.	269	16,737
The Valspar Corp.	495	35,288
Total Chemicals		258,445

Commercial Banks - 1.9%
Associated Banc-Corp.	836	14,546
BancorpSouth, Inc.	421	10,702
Bank of Hawaii Corp.	224	13,247
BB&T Corp.	202	7,539
Cathay General BanCorp	275	7,351
City National Corp.	238	18,854
Comerica, Inc.	20	951
Commerce Bancshares, Inc.	408	18,330
Cullen/Frost Bankers, Inc.	264	19,649
East West Bancorp, Inc.	696	24,339
Fifth Third Bancorp	256	5,384
First Horizon National Corp.	1,209	14,085
First Niagara Financial Group, Inc.	1,785	18,957
FirstMerit Corp.	834	18,540
Fulton Financial Corp.	968	12,661
Hancock Holding Co.	413	15,149
Huntington Bancshares, Inc.	87	840
International Bancshares Corp.	285	7,521
KeyCorp	97	1,302
M&T Bank Corp.	38	4,424
Prosperity Bancshares, Inc.	287	18,193
Regions Financial Corp.	147	1,454
Signature Bank (a)	236	25,351
SunTrust Banks, Inc.	156	5,742
SVB Financial Group (a)	228	23,908
Synovus Financial Corp.	4,921	17,716
TCF Financial Corp.	825	13,406
The PNC Financial Services Group, Inc.	161	12,490
Trustmark Corp.	249	6,683
US Bancorp	509	20,564
Valley National Bancorp	1,012	10,241
Webster Financial Corp.	453	14,125
Wells Fargo & Co.	1,329	60,337
Westamerica Bancorporation	135	7,622
Zions Bancorporation	20	599
Total Commercial Banks		472,802

The accompanying notes are an integral part of these financial statements.

Commercial Services & Supplies - 2.3%
Cintas Corp.	72	4,290
Clean Harbors, Inc. (a)	1,068	64,037
Copart, Inc. (a)	2,163	79,274
Deluxe Corp.	974	50,833
Herman Miller, Inc.	1,138	33,594
HNI Corp.	869	33,743
Iron Mountain, Inc.	122	3,703
Mine Safety Appliances Co.	566	28,985
Pitney Bowes, Inc.	256	5,965
Republic Services, Inc.	224	7,437
Rollins, Inc.	1,256	38,044
RR Donnelley & Sons Co.	3,270	66,316
Stericycle, Inc. (a)	70	8,132
The ADT Corp.	163	6,597
The Brink's Co.	852	29,087
Tyco International Ltd.	378	15,513
Waste Connections, Inc.	2,302	100,436
Waste Management, Inc.	359	16,108
Total Commercial Services & Supplies		592,094

Communications Equipment - 0.8%
ADTRAN, Inc.	389	10,507
Ciena Corp. (a)	680	16,272
Cisco Systems, Inc.	2,175	48,829
F5 Networks, Inc. (a)	14	1,272
Harris Corp.	19	1,326
InterDigital, Inc.	270	7,962
JDS Uniphase Corp. (a)	1,549	20,106
Juniper Networks, Inc. (a)	226	5,101
Motorola Solutions, Inc.	106	7,155
Plantronics, Inc.	285	13,238
Polycom, Inc. (a)	944	10,601
QUALCOMM, Inc.	686	50,936
Riverbed Technology, Inc. (a)	1,071	19,364
Total Communications Equipment		212,669

Computers & Peripherals - 1.6%
3D Systems Corp. (a)	634	58,918
Apple, Inc.	370	207,611
Diebold, Inc.	417	13,765
EMC Corp.	937	23,566
Hewlett-Packard Co.	867	24,259
Lexmark International, Inc.	412	14,634
NCR Corp. (a)	1,090	37,125
NetApp, Inc.	154	6,336
SanDisk Corp.	101	7,124
Seagate Technology PLC	147	8,255
Western Digital Corp.	97	8,138
Total Computers & Peripherals		409,731

Construction & Engineering - 1.0%
Aecom Technology Corp. (a)	1,829	53,827
Fluor Corp.	136	10,919

The accompanying notes are an integral part of these financial statements.

Granite Construction, Inc.	638	22,317
Jacobs Engineering Group, Inc. (a)	108	6,803
KBR, Inc.	2,731	87,092
Quanta Services, Inc. (a)	176	5,555
URS Corp.	1,445	76,571
Total Construction & Engineering		263,084

Construction Materials - 0.2%
Eagle Materials, Inc.	297	22,997
Martin Marietta Materials, Inc.	280	27,983
Total Construction Materials		50,980

Consumer Finance - 0.2%
American Express Co.	267	24,225
Capital One Financial Corp.	177	13,560
Discover Financial Services	139	7,777
SLM Corp.	47	1,235
Total Consumer Finance		46,797

Containers & Packaging - 0.6%
Aptargroup, Inc.	406	27,531
Greif, Inc.	187	9,799
Packaging Corp. of America	594	37,588
Rock Tenn Co.	433	45,469
Silgan Holdings, Inc.	267	12,822
Sonoco Products Co.	614	25,616
Total Containers & Packaging		158,825

Distributors - 0.5%
Genuine Parts Co.	159	13,227
LKQ Corp. (a)	3,499	115,117
Total Distributors		128,344

Diversified Consumer Services - 0.7%
Apollo Education Group, Inc. (a)	1,139	31,117
DeVry Education Group, Inc.	648	23,004
H&R Block, Inc.	283	8,218
Matthews International Corp.	323	13,763
Regis Corp.	517	7,502
Service Corp International	2,484	45,035
Sotheby's	793	42,188
Total Diversified Consumer Services		170,827

Diversified Financial Services - 1.1%
Bank Of America Corp.	2,975	46,321
Berkshire Hathaway, Inc. (a)	499	59,162
CBOE Holdings, Inc.	448	23,278
Citigroup, Inc.	846	44,085
CME Group, Inc.	90	7,061
IntercontinentalExchange Group, Inc.	33	7,422
JPMorgan Chase & Co.	1,048	61,287
Leucadia National Corp.	34	964
Mcgraw Hill Financial, Inc.	79	6,178
Moody's Corp.	21	1,648
MSCI, Inc. (a)	614	26,844

The accompanying notes are an integral part of these financial statements.

The NASDAQ OMX Group, Inc.	13	517
Total Diversified Financial Services		284,767

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	7,029	247,140
CenturyLink, Inc.	790	25,162
Frontier Communications Corp.	1,386	6,445
tw telecom, Inc. (a)	15,787	481,030
Verizon Communications, Inc.	3,831	188,255
Windstream Holdings, Inc.	826	6,591
Total Diversified Telecommunication Services		954,623

Electric Utilities - 4.2%
American Electric Power Co., Inc.	743	34,728
Cleco Corp.	1,651	76,970
Duke Energy Corp.	1,080	74,531
Edison International	499	23,104
Entergy Corp.	273	17,273
Exelon Corp.	1,306	35,771
FirstEnergy Corp.	638	21,041
Great Plains Energy, Inc.	4,215	102,172
Hawaiian Electric Industries, Inc.	2,734	71,248
IDACORP, Inc.	1,372	71,124
NextEra Energy, Inc.	656	56,167
Northeast Utilities	479	20,305
OGE Energy Corp.	5,438	184,348
Pepco Holdings, Inc.	381	7,288
Pinnacle West Capital Corp.	168	8,890
PNM Resources, Inc.	2,165	52,220
PPL Corp.	962	28,947
The Southern Co.	1,348	55,416
Westar Energy, Inc.	3,481	111,984
Xcel Energy, Inc.	761	21,262
Total Electric Utilities		1,074,789

Electrical Equipment - 1.5%
Acuity Brands, Inc.	825	90,189
AMETEK, Inc.	200	10,534
Eaton Corp PLC	390	29,687
Emerson Electric Co.	503	35,301
General Cable Corp.	881	25,910
Hubbell, Inc.	1,007	109,662
Regal-Beloit Corp.	866	63,842
Rockwell Automation, Inc.	115	13,588
Roper Industries, Inc.	81	11,233
Total Electrical Equipment		389,946

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.	71	6,332
Arrow Electronics, Inc. (a)	661	35,859
Avnet, Inc.	904	39,875
Corning, Inc.	652	11,619
FLIR Systems, Inc.	25	752
Ingram Micro, Inc. (a)	1,015	23,812
Itron, Inc. (a)	258	10,689

The accompanying notes are an integral part of these financial statements.

Jabil Circuit, Inc.	32	558
National Instruments Corp.	637	20,397
TE Connectivity Ltd.	132	7,275
Tech Data Corp. (a)	251	12,952
Trimble Navigation Ltd. (a)	1,690	58,643
Vishay Intertechnology, Inc. (a)	875	11,602
Total Electronic Equipment, Instruments & Components		240,365

Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	708	37,800
Baker Hughes, Inc.	19	1,050
Cameron International Corp. (a)	11	655
CARBO Ceramics, Inc.	247	28,783
Diamond Offshore Drilling, Inc.	3	171
Dresser-Rand Group, Inc. (a)	943	56,231
Dril-Quip, Inc. (a)	497	54,635
Ensco PLC	10	572
FMC Technologies, Inc. (a)	10	522
Halliburton Co.	119	6,039
Helix Energy Solutions Group, Inc. (a)	1,221	28,303
Helmerich & Payne, Inc.	5	420
Nabors Industries Ltd.	11	187
National Oilwell Varco, Inc.	18	1,431
Noble Corp. PLC	11	412
Oceaneering International, Inc.	1,345	106,094
Oil States International, Inc. (a)	684	69,576
Patterson-UTI Energy, Inc.	1,762	44,614
Rowan Cos. PLC (a)	6	212
Schlumberger Ltd.	178	16,040
Superior Energy Services, Inc. (a)	1,953	51,969
Tidewater, Inc.	610	36,155
Transocean Ltd.	15	741
Unit Corp. (a)	535	27,617
Total Energy Equipment & Services		570,229

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	12	1,428
CVS Caremark Corp.	35	2,505
Harris Teeter Supermarkets, Inc.	456	22,504
Safeway, Inc.	6	195
SUPERVALU, Inc. (a)	1,784	13,005
Sysco Corp.	16	578
The Kroger Co.	14	553
United Natural Foods, Inc. (a)	448	33,775
Walgreen Co.	24	1,379
Wal-Mart Stores, Inc.	46	3,620
Whole Foods Market, Inc.	10	578
Total Food & Staples Retailing		80,120

Food Products - 1.2%
Archer-Daniels-Midland Co.	19	825
Campbell Soup Co.	5	216
ConAgra Foods, Inc.	12	404
Dean Foods Co. (a)	860	14,783
Flowers Foods, Inc.	1,441	30,938

The accompanying notes are an integral part of these financial statements.

General Mills, Inc.	18	898
Green Mountain Coffee Roasters, Inc. (a)	1,071	80,946
Hillshire Brands Co.	1,013	33,875
Hormel Foods Corp.	3	136
Ingredion, Inc.	637	43,609
Kellogg Co.	7	427
Kraft Foods Group, Inc.	17	917
Lancaster Colony Corp.	178	15,691
McCormick & Co, Inc.	3	207
Mead Johnson Nutrition Co.	5	419
Mondelez International, Inc.	51	1,800
Post Holdings, Inc. (a)	299	14,732
The Hain Celestial Group, Inc. (a)	390	35,404
The Hershey Co.	4	389
The JM Smucker Co.	2	207
Tootsie Roll Industries, Inc.	185	6,020
Tyson Foods, Inc.	8	268
WhiteWave Foods Co. (a)	1,414	32,437
Total Food Products		315,548

Gas Utilities - 2.3%
AGL Resources, Inc.	180	8,501
Atmos Energy Corp.	2,482	112,733
National Fuel Gas Co.	2,295	163,863
ONEOK, Inc.	313	19,462
Questar Corp.	4,796	110,260
UGI Corp.	3,093	128,236
WGL Holdings, Inc.	1,410	56,485
Total Gas Utilities		599,540

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	463	17,747
Baxter International, Inc.	163	11,337
Becton Dickinson & Co.	59	6,519
Boston Scientific Corp. (a)	389	4,676
CareFusion Corp. (a)	99	3,942
Covidien PLC	139	9,466
CR Bard, Inc.	36	4,822
DENTSPLY International, Inc.	18	873
Edwards Lifesciences Corp. (a)	14	921
Hill-Rom Holdings, Inc.	656	27,119
Hologic, Inc. (a)	3,065	68,503
IDEXX Laboratories, Inc. (a)	536	57,014
Intuitive Surgical, Inc. (a)	18	6,913
Masimo Corp. (a)	578	16,895
Medtronic, Inc.	303	17,389
ResMed, Inc.	1,456	68,548
St. Jude Medical, Inc.	85	5,266
STERIS Corp.	663	31,857
Stryker Corp.	89	6,687
Teleflex, Inc.	465	43,645
The Cooper Cos., Inc.	561	69,474
Thoratec Corp. (a)	647	23,680
Varian Medical Systems, Inc. (a)	49	3,807
Zimmer Holdings, Inc.	78	7,269
Total Health Care Equipment & Supplies		514,369

The accompanying notes are an integral part of these financial statements.

Health Care Providers & Services - 2.5%
Aetna, Inc.	113	7,751
AmerisourceBergen Corp.	106	7,453
Cardinal Health, Inc.	103	6,881
Cigna Corp.	87	7,611
Community Health Systems, Inc. (a)	1,078	42,333
DaVita HealthCare Partners, Inc. (a)	81	5,133
Express Scripts Holding Co. (a)	249	17,490
Health Management Associates, Inc. (a)	2,958	38,750
Health Net, Inc. (a)	892	26,466
Henry Schein, Inc. (a)	885	101,120
Humana, Inc.	72	7,432
Laboratory Corp. of America Holdings (a)	45	4,112
LifePoint Hospitals, Inc. (a)	541	28,586
McKesson Corp.	70	11,298
MEDNAX, Inc. (a)	1,033	55,142
Omnicare, Inc.	1,177	71,044
Owens & Minor, Inc.	711	25,994
Patterson Cos., Inc.	11	453
Quest Diagnostics, Inc.	73	3,908
Tenet Healthcare Corp. (a)	13	548
UnitedHealth Group, Inc.	308	23,192
Universal Health Services, Inc.	920	74,759
VCA Antech, Inc. (a)	995	31,203
WellCare Health Plans, Inc. (a)	497	34,999
Wellpoint, Inc.	91	8,407
Total Health Care Providers & Services		642,065

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,791	27,689
Cerner Corp. (a)	136	7,581
HMS Holdings Corp. (a)	981	22,298
Total Health Care Technology		57,568

Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	446	34,989
Bob Evans Farms, Inc.	319	16,138
Brinker International, Inc.	768	35,589
Carnival Corp.	450	18,077
Chipotle Mexican Grill, Inc. (a)	32	17,049
Darden Restaurants, Inc.	99	5,383
Domino's Pizza, Inc.	650	45,273
International Game Technology	196	3,559
International Speedway Corp.	321	11,392
Life Time Fitness, Inc. (a)	456	21,432
Marriott International, Inc.	233	11,501
McDonald's Corp.	967	93,828
Panera Bread Co. (a)	303	53,537
Scientific Games Corp. (a)	587	9,938
Starbucks Corp.	770	60,360
Starwood Hotels & Resorts Worldwide, Inc.	198	15,731
The Cheesecake Factory, Inc.	574	27,707
The Wendy's Co.	3,305	28,820

The accompanying notes are an integral part of these financial statements.

Wyndham Worldwide Corp.	135	9,948
Wynn Resorts Ltd.	83	16,119
Yum! Brands, Inc.	461	34,856
Total Hotels, Restaurants & Leisure		571,226

Household Durables - 1.5%
DR Horton, Inc. (a)	216	4,821
Garmin Ltd.	94	4,345
Harman International Industries, Inc.	52	4,256
Jarden Corp. (a)	1,364	83,681
KB Home	925	16,909
Leggett & Platt, Inc.	110	3,403
Lennar Corp.	127	5,024
MDC Holdings, Inc. (a)	440	14,186
Mohawk Industries, Inc. (a)	59	8,785
Newell Rubbermaid, Inc.	293	9,496
NVR, Inc. (a)	49	50,275
PulteGroup, Inc.	268	5,459
Tempur Sealy International, Inc. (a)	696	37,556
Toll Brothers, Inc. (a)	1,803	66,711
Tupperware Brands Corp.	600	56,718
Whirlpool Corp.	80	12,549
Total Household Durables		384,174

Household Products - 0.6%
Church & Dwight Co., Inc.	1,148	76,090
Colgate-Palmolive Co.	25	1,630
Energizer Holdings, Inc.	514	55,635
Kimberly-Clark Corp.	10	1,045
The Clorox Co.	3	278
The Procter & Gamble Co.	358	29,145
Total Household Products		163,823

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	997	14,467
NRG Energy, Inc.	489	14,044
Total Independent Power Producers & Energy Traders		28,511

Industrial Conglomerates - 1.6%
3M Co.	454	63,673
Carlisle Cos., Inc.	1,227	97,424
Danaher Corp.	493	38,060
General Electric Co.	7,184	201,367
Total Industrial Conglomerates		400,524

Insurance - 2.0%
ACE Ltd.	103	10,664
Aflac, Inc.	135	9,018
Alleghany Corp. (a)	85	33,997
American Financial Group, Inc.	357	20,606
American International Group, Inc.	412	21,033
Aon PLC	88	7,382
Arthur J. Gallagher & Co.	646	30,317
Aspen Insurance Holdings Ltd.	343	14,169
Assurant, Inc.	8	531

The accompanying notes are an integral part of these financial statements.

Brown & Brown, Inc.	601	18,865
Cincinnati Financial Corp.	16	838
Everest Re Group Ltd.	244	38,032
Fidelity National Financial, Inc.	1,211	39,297
First American Financial Corp.	539	15,200
Genworth Financial, Inc. (a)	52	808
Hartford Financial Services Group, Inc.	132	4,782
HCC Insurance Holdings, Inc.	504	23,255
Kemper Corp.	267	10,915
Lincoln National Corp.	28	1,445
Loews Corp.	33	1,592
Marsh & McLennan Cos., Inc.	159	7,689
Mercury General Corp.	136	6,761
MetLife, Inc.	338	18,225
Old Republic International Corp.	1,219	21,052
Primerica, Inc.	274	11,757
Principal Financial Group, Inc.	30	1,479
Protective Life Corp.	388	19,656
Prudential Financial, Inc.	140	12,911
Reinsurance Group of America, Inc.	358	27,713
StanCorp Financial Group, Inc.	223	14,774
The Allstate Corp.	135	7,363
The Chubb Corp.	75	7,247
The Hanover Insurance Group, Inc.	223	13,315
The Progressive Corp.	59	1,609
The Travelers Cos., Inc.	113	10,231
Torchmark Corp.	10	781
Unum Group	28	982
WR Berkley Corp.	553	23,995
XL Group PLC	31	987
Total Insurance		511,273

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	358	142,767
Expedia, Inc.	81	5,643
HSN, Inc.	384	23,923
Netflix, Inc (a)	61	22,458
priceline.com, Inc. (a)	50	58,120
TripAdvisor, Inc. (a)	115	9,525
Total Internet & Catalog Retail		262,436

Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	31	1,463
AOL, Inc. (a)	504	23,496
eBay, Inc. (a)	523	28,707
Equinix, Inc. (a)	323	57,316
Facebook, Inc. (a)	676	36,950
Google, Inc. (a)	114	127,761
Rackspace Hosting, Inc. (a)	746	29,191
ValueClick, Inc. (a)	414	9,675
VeriSign, Inc. (a)	24	1,435
Yahoo!, Inc. (a)	424	17,147
Total Internet Software & Services		333,141

The accompanying notes are an integral part of these financial statements.

IT Services - 2.3%
Accenture PLC	285	23,433
Acxiom Corp. (a)	479	17,713
Alliance Data Systems Corp. (a)	21	5,522
Automatic Data Processing, Inc.	214	17,293
Broadridge Financial Solutions, Inc.	780	30,826
Cognizant Technology Solutions Corp. (a)	133	13,430
Computer Sciences Corp.	26	1,453
Convergys Corp.	671	14,125
Corelogic, Inc. (a)	627	22,277
DST Systems, Inc.	198	17,966
Fidelity National Information Services, Inc.	129	6,925
Fiserv, Inc. (a)	116	6,850
Gartner, Inc. (a)	609	43,269
Global Payments, Inc.	505	32,820
International Business Machines Corp	413	77,466
Jack Henry & Associates, Inc.	563	33,335
Leidos Holdings, Inc.	473	21,990
Lender Processing Services, Inc.	556	20,783
ManTech International Corp.	155	4,639
MasterCard, Inc.	42	35,089
NeuStar, Inc. (a)	422	21,041
Paychex, Inc.	146	6,647
Science Applications International Corp.	281	9,293
Teradata Corp. (a)	28	1,274
The Western Union Co.	95	1,639
Total System Services, Inc.	29	965
VeriFone Systems, Inc. (a)	777	20,839
Visa, Inc.	207	46,095
WEX, Inc. (a)	258	25,550
Total IT Services		580,547

Leisure Equipment & Products - 0.7%
Brunswick Corp.	1,030	47,441
Hasbro, Inc.	88	4,841
Mattel, Inc.	355	16,891
Polaris Industries, Inc.	731	106,463
Total Leisure Equipment & Products		175,636

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc	100	5,719
Bio-Rad Laboratories, Inc. (a)	224	27,689
Charles Riv Laboratories International, Inc. (a)	552	29,278
Covance, Inc. (a)	625	55,038
Life Technologies Corp. (a)	78	5,912
Mettler-Toledo International, Inc. (a)	336	81,510
PerkinElmer, Inc.	14	577
Techne Corp.	364	34,460
Thermo Fisher Scientific, Inc.	108	12,026
Waters Corp. (a)	39	3,900
Total Life Sciences Tools & Services		256,109

Machinery - 7.2%
AGCO Corp.	1,675	99,143
Caterpillar, Inc.	454	41,228
CLARCOR, Inc.	970	62,420

The accompanying notes are an integral part of these financial statements.

Crane Co.	948	63,753
Cummins, Inc.	144	20,300
Deere & Co.	313	28,586
Donaldson Co., Inc.	2,496	108,476
Dover Corp.	140	13,516
Flowserve Corp.	114	8,987
Graco, Inc.	1,131	88,354
Harsco Corp.	1,563	43,811
IDEX Corp.	1,501	110,849
Illinois Tool Works, Inc.	338	28,419
Ingersoll-Rand PLC	221	13,614
ITT Corp.	1,758	76,332
Joy Global, Inc.	74	4,328
Kennametal, Inc.	1,500	78,105
Lincoln Electric Holdings, Inc.	1,522	108,579
Nordson Corp.	1,174	87,228
Oshkosh Corp.	1,667	83,983
PACCAR, Inc.	292	17,278
Pall Corp.	92	7,852
Parker Hannifin Corp.	123	15,823
Pentair Ltd.	165	12,816
Snap-on, Inc.	49	5,366
SPX Corp.	875	87,159
Stanley Black & Decker, Inc.	132	10,651
Terex Corp.	2,056	86,331
Timken Co.	1,464	80,623
Trinity Industries, Inc.	1,515	82,598
Valmont Industries, Inc.	520	77,542
Wabtec Corp.	1,826	135,617
Woodward, Inc.	1,168	53,272
Xylem, Inc.	153	5,294
Total Machinery		1,848,233

Marine - 0.5%
Kirby Corp. (a)	1,055	104,709
Matson, Inc.	772	20,157
Total Marine		124,866

Media - 3.4%
AMC Networks, Inc. (a)	697	47,473
Cablevision Systems Corp.	156	2,797
CBS Corp.	577	36,778
Cinemark Holdings, Inc.	1,207	40,229
Comcast Corp.	2,530	131,471
DIRECTV (a)	523	36,134
Discovery Communications, Inc. (a)	234	21,158
Dreamworks Animation SKG, Inc. (a)	818	29,039
Gannett Co., Inc.	174	5,147
Graham Holdings Co. (a)	3	1,990
John Wiley & Sons, Inc.	540	29,808
Lamar Advertising Co. (a)	755	39,449
Meredith Corp.	435	22,533
New York Times Co.	1,474	23,392
News Corp. (a)	514	9,262
Omnicom Group, Inc.	267	19,857

The accompanying notes are an integral part of these financial statements.

Scholastic Corp.	296	10,067
Scripps Networks Interactive, Inc.	112	9,678
The Interpublic Group of Cos., Inc.	322	5,699
The Walt Disney Co.	1,577	120,483
Time Warner Cable, Inc.	295	39,973
Time Warner, Inc.	874	60,935
Twenty-First Century Fox, Inc.	1,901	66,877
Valassis Communications, Inc.	434	14,865
Viacom, Inc.	417	36,421
Total Media		861,515

Metals & Mining - 0.6%
Carpenter Technology Corp.	325	20,215
Commercial Metals Co.	725	14,739
Compass Minerals International, Inc.	209	16,730
Reliance Steel & Aluminum Co.	471	35,721
Royal Gold, Inc.	403	18,566
Steel Dynamics, Inc.	1,411	27,571
Worthington Industries, Inc.	323	13,592
Total Metals & Mining		147,134

Multiline Retail - 0.7%
Big Lots, Inc. (a)	674	21,763
Dollar General Corp. (a)	306	18,458
Dollar Tree, Inc. (a)	217	12,243
Family Dollar Stores, Inc.	74	4,808
JC Penney Co., Inc. (a)	3,581	32,766
Kohl's Corp.	212	12,031
Macy's, Inc.	389	20,773
Nordstrom, Inc.	149	9,208
Target Corp.	639	40,430
Total Multiline Retail		172,480

Multi-Utilities - 2.8%
Alliant Energy Corp.	3,035	156,606
Ameren Corp.	370	13,379
Black Hills Corp.	1,216	63,852
CenterPoint Energy, Inc.	653	15,136
CMS Energy Corp.	406	10,869
Consolidated Edison, Inc.	446	24,655
Dominion Resources, Inc.	885	57,251
DTE Energy Co.	271	17,992
Integrys Energy Group, Inc.	76	4,135
MDU Resources Group, Inc.	5,179	158,218
NiSource, Inc.	481	15,815
PG&E Corp.	690	27,793
Public Service Enterprise Group, Inc.	769	24,639
SCANA Corp.	215	10,090
Sempra Energy	346	31,057
TECO Energy, Inc.	195	3,362
Vectren Corp.	2,245	79,697
Wisconsin Energy Corp.	346	14,304
Total Multi-Utilities		728,850

The accompanying notes are an integral part of these financial statements.

Office Electronics - 0.1%
Xerox Corp.	513	6,243
Zebra Technologies Corp. (a)	333	18,009
Total Office Electronics		24,252

Oil, Gas & Consumable Fuels - 2.7%
Alpha Natural Resources, Inc. (a)	2,674	19,092
Anadarko Petroleum Corp.	71	5,632
Apache Corp.	18	1,547
Arch Coal, Inc.	2,564	11,410
Bill Barrett Corp. (a)	598	16,014
Cabot Oil & Gas Corp.	18	698
Chesapeake Energy Corp.	21	570
Chevron Corp.	261	32,602
Cimarex Energy Co.	1,070	112,254
ConocoPhillips	167	11,799
CONSOL Energy, Inc.	10	380
Denbury Resources, Inc. (a)	16	263
Devon Energy Corp.	17	1,052
Energen Corp.	878	62,118
EOG Resources, Inc.	38	6,378
EQT Corp.	7	628
Exxon Mobil Corp.	589	59,607
Gulfport Energy Corp. (a)	1,061	67,002
Hess Corp.	13	1,079
HollyFrontier Corp.	2,440	121,244
Kinder Morgan, Inc.	29	1,044
Marathon Oil Corp.	30	1,059
Marathon Petroleum Corp.	13	1,192
Murphy Oil Corp.	8	519
Newfield Exploration Co. (a)	6	148
Noble Energy, Inc.	16	1,090
Occidental Petroleum Corp.	112	10,651
Peabody Energy Corp.	12	234
Phillips 66	85	6,556
Pioneer Natural Resources Co.	6	1,104
QEP Resources, Inc.	8	245
Range Resources Corp.	7	590
Rosetta Resources, Inc. (a)	742	35,646
SM Energy Co.	821	68,233
Southwestern Energy Co. (a)	15	590
Spectra Energy Corp.	29	1,033
Tesoro Corp.	6	351
The Williams Cos., Inc.	29	1,119
Valero Energy Corp.	22	1,109
World Fuel Services Corp.	892	38,499
WPX Energy, Inc. (a)	9	183
Total Oil, Gas & Consumable Fuels		702,564

Paper & Forest Products - 0.1%
Domtar Corp.	200	18,868
Louisiana-Pacific Corp. (a)	832	15,400
Total Paper & Forest Products		34,268

Personal Products - 0.0%
Avon Products, Inc.	13	224

The accompanying notes are an integral part of these financial statements.

The Estee Lauder Cos., Inc.	7	527
Total Personal Products		751

Pharmaceuticals - 1.9%
AbbVie, Inc.	487	25,718
Actavis PLC (a)	52	8,736
Allergan, Inc.	90	9,997
Bristol-Myers Squibb Co.	497	26,416
Eli Lilly & Co.	299	15,249
Endo Health Solutions, Inc. (a)	1,277	86,146
Forest Laboratories, Inc. (a)	107	6,423
Hospira, Inc. (a)	21	867
Johnson & Johnson	822	75,287
Mallinckrodt PLC (a)	651	34,021
Merck & Co., Inc.	890	44,545
Mylan, Inc. (a)	177	7,682
Perrigo Co. PLC	82	12,584
Pfizer, Inc.	2,010	61,566
Salix Pharmaceuticals Ltd. (a)	700	62,958
Zoetis, Inc.	229	7,486
Total Pharmaceuticals		485,681

Professional Services - 1.5%
Equifax, Inc.	100	6,909
FTI Consulting, Inc. (a)	809	33,282
Manpowergroup, Inc.	1,461	125,442
Nielsen Holdings NV	205	9,407
Robert Half International, Inc.	98	4,115
The Corporate Executive Board Co.	649	50,252
The Dun & Bradstreet Corp.	49	6,015
Towers Watson & Co.	1,206	153,898
Total Professional Services		389,320

Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	359	22,840
American Campus Communities, Inc.	526	16,942
American Tower Corp.	120	9,578
Apartment Investment & Management Co.	16	415
AvalonBay Communities, Inc.	13	1,537
BioMed Realty Trust, Inc.	964	17,468
Boston Properties, Inc.	44	4,416
BRE Properties, Inc.	394	21,556
Camden Property Trust	429	24,402
Corporate Office Properties Trust	324	7,676
Corrections Corp. of America	582	18,665
Duke Realty Corp.	1,629	24,500
Equity One, Inc.	318	7,136
Equity Residential	97	5,031
Essex Property Trust, Inc.	191	27,410
Extra Space Storage, Inc.	532	22,413
Federal Realty Investment Trust	329	33,364
General Growth Properties, Inc.	311	6,242
HCP, Inc.	132	4,794
Health Care REIT, Inc.	83	4,446
Highwoods Properties, Inc.	447	16,168

The accompanying notes are an integral part of these financial statements.

Home Properties, Inc.	288	15,443
Hospitality Properties Trust	736	19,894
Host Hotels & Resorts, Inc.	79	1,536
Kilroy Realty Corp.	403	20,223
Kimco Realty Corp.	44	869
Liberty Property Trust	722	24,454
Mack-Cali Realty Corp.	323	6,938
Mid-America Apartment Communities, Inc.	379	23,020
National Retail Properties, Inc.	613	18,592
Omega Healthcare Investors, Inc.	589	17,552
Plum Creek Timber Co., Inc.	18	837
Potlatch Corp.	203	8,473
Prologis, Inc.	144	5,321
Public Storage	42	6,322
Rayonier, Inc.	624	26,270
Realty Income Corp.	981	36,621
Regency Centers Corp.	462	21,391
Senior Housing Properties Trust	944	20,985
Simon Property Group, Inc.	94	14,303
SL Green Realty Corp.	459	42,402
Taubman Centers, Inc.	324	20,710
The Macerich Co.	15	883
UDR, Inc.	1,268	29,608
Ventas, Inc.	84	4,812
Vornado Realty Trust	50	4,439
Weingarten Realty Investors	562	15,410
Weyerhaeuser Co.	165	5,209
Total Real Estate Investment Trusts (REITs)		709,516

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	213	8,889
CBRE Group, Inc. (a)	30	789
Jones Lang Lasalle, Inc.	219	22,423
Total Real Estate Management & Development		32,101

Road & Rail - 2.1%
Con-way, Inc.	1,099	43,641
CSX Corp.	843	24,253
Genesee & Wyoming, Inc. (a)	984	94,513
JB Hunt Transport Services, Inc.	1,763	136,280
Kansas City Southern	91	11,269
Landstar System, Inc.	890	51,131
Norfolk Southern Corp.	258	23,950
Old Dominion Freight Line, Inc. (a)	1,294	68,608
Ryder System, Inc.	66	4,869
Union Pacific Corp.	329	55,272
Werner Enterprises, Inc.	800	19,784
Total Road & Rail		533,570

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	4,028	15,588
Altera Corp.	143	4,652
Analog Devices, Inc.	138	7,028
Applied Materials, Inc.	535	9,464
Atmel Corp. (a)	2,818	22,065

The accompanying notes are an integral part of these financial statements.

Broadcom Corp.	248	7,353
Cree, Inc. (a)	788	49,305
Cypress Semiconductor Corp.	898	9,429
Fairchild Semiconductor International, Inc. (a)	850	11,348
First Solar, Inc. (a)	12	656
Integrated Device Technology, Inc. (a)	929	9,467
Intel Corp.	2,015	52,309
International Rectifier Corp. (a)	470	12,253
Intersil Corp.	840	9,635
KLA-tencor Corp.	74	4,770
Lam Research Corp. (a)	29	1,579
Linear Technology Corp.	104	4,737
LSI Corp.	94	1,036
Microchip Technology, Inc.	34	1,522
Micron Technology, Inc. (a)	494	10,749
NVIDIA Corp.	99	1,586
RF Micro Devices, Inc. (a)	1,858	9,587
Semtech Corp. (a)	458	11,578
Silicon Laboratories, Inc. (a)	257	11,131
Skyworks Solutions, Inc. (a)	1,261	36,014
SunEdison, Inc. (a)	1,606	20,958
Teradyne, Inc. (a)	1,263	22,254
Texas Instruments, Inc.	491	21,560
Xilinx, Inc.	118	5,419
Total Semiconductors & Semiconductor Equipment		385,032

Software - 2.6%
ACI Worldwide, Inc. (a)	261	16,965
Adobe Systems, Inc. (a)	207	12,395
Advent Software, Inc.	271	9,482
ANSYS, Inc. (a)	599	52,233
Autodesk, Inc. (a)	99	4,983
CA, Inc.	148	4,980
Cadence Design System, Inc. (a)	1,889	26,484
Citrix Systems, Inc. (a)	83	5,250
CommVault Systems, Inc. (a)	290	21,715
Compuware Corp.	1,417	15,885
Concur Technologies, Inc. (a)	310	31,986
Electronic Arts, Inc. (a)	54	1,239
FactSet Research Systems, Inc.	266	28,882
Fair Isaac Corp.	227	14,265
Informatica Corp. (a)	706	29,299
Intuit	132	10,074
Mentor Graphics Corp.	631	15,188
MICROS Systems, Inc. (a)	493	28,283
Microsoft Corp.	3,080	115,284
Oracle Corp.	1,421	54,367
PTC, Inc. (a)	781	27,640
Red Hat, Inc. (a)	78	4,371
Rovi Corp. (a)	672	13,232
Salesforce.com, Inc. (a)	242	13,356
SolarWinds, Inc. (a)	426	16,116
Solera Holdings, Inc.	454	32,125
Symantec Corp.	313	7,380
Synopsys, Inc. (a)	1,007	40,854

The accompanying notes are an integral part of these financial statements.

TIBCO Software, Inc. (a)	997	22,413
Total Software		676,726

Specialty Retail - 4.7%
Aaron's, Inc.	898	26,401
Abercrombie & Fitch Co.	859	28,270
Advance Auto Parts, Inc.	848	93,857
Aeropostale, Inc. (a)	1,137	10,335
American Eagle Outfitters, Inc.	1,985	28,584
ANN, Inc. (a)	527	19,267
Ascena Retail Group, Inc. (a)	1,472	31,148
AutoNation, Inc. (a)	49	2,435
AutoZone, Inc. (a)	36	17,206
Bed Bath & Beyond, Inc. (a)	222	17,827
Best Buy Co., Inc.	274	10,927
Cabela's, Inc. (a)	526	35,063
CarMax, Inc. (a)	230	10,815
Chico's FAS, Inc.	1,870	35,231
CST Brands, Inc.	876	32,167
Dick's Sporting Goods, Inc.	1,165	67,686
Foot Locker, Inc.	1,700	70,448
GameStop Corp.	90	4,433
Guess?, Inc.	687	21,345
L Brands, Inc.	251	15,524
Lowe's Cos., Inc.	1,057	52,374
Murphy USA, Inc. (a)	517	21,487
Office Depot, Inc. (a)	5,473	28,952
O'Reilly Automotive, Inc. (a)	111	14,287
PetSmart, Inc.	107	7,784
Rent-A-Center, Inc.	617	20,571
Ross Stores, Inc.	222	16,634
Signet Jewelers Ltd.	933	73,427
Staples, Inc.	669	10,630
The Gap, Inc.	284	11,099
The Home Depot, Inc.	1,355	111,571
Tiffany & Co.	114	10,577
TJX Cos., Inc.	733	46,714
Tractor Supply Co.	1,613	125,137
Urban Outfitters, Inc. (a)	83	3,079
Williams-Sonoma, Inc.	1,022	59,562
Total Specialty Retail		1,192,854

Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	635	45,586
Coach, Inc.	291	16,334
Deckers Outdoor Corp. (a)	398	33,615
Fossil Group, Inc. (a)	38	4,558
Hanesbrands, Inc.	1,148	80,670
Michael Kors Holdings Ltd. (a)	183	14,858
NIKE, Inc.	762	59,924
PVH Corp.	84	11,426
Ralph Lauren Corp.	62	10,947
Under Armour, Inc. (a)	923	80,578
VF Corp.	360	22,442
Total Textiles, Apparel & Luxury Goods		380,938

The accompanying notes are an integral part of these financial statements.

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	423	5,850
Hudson City Bancorp, Inc.	51	481
New York Community Bancorp, Inc.	2,234	37,643
People's United Financial, Inc.	34	514
Washington Federal, Inc.	523	12,181
Total Thrifts & Mortgage Finance		56,669

Tobacco - 0.1%
Altria Group, Inc.	57	2,188
Lorillard, Inc.	10	507
Philip Morris International, Inc.	46	4,008
Reynolds American, Inc.	9	450
Universal Corp.	211	11,521
Total Tobacco		18,674

Trading Companies & Distributors - 1.3%
Fastenal Co.	224	10,642
GATX Corp.	883	46,066
MSC Industrial Direct Co., Inc.	923	74,643
United Rentals, Inc. (a)	1,709	133,217
Watsco, Inc.	522	50,143
WW Grainger, Inc.	51	13,027
Total Trading Companies & Distributors		327,738

Water Utilities - 0.5%
Aqua America, Inc.	4,824	113,798
Wireless Telecommunication Services - 1.2%
Crown Castle International Corp. (a)	447	32,823
Telephone & Data Systems, Inc.	10,656	274,712
Total Wireless Telecommunication Services		307,535

TOTAL COMMON STOCKS (Cost $23,876,307)		$24,702,548

CLOSED-END FUNDS - 0.1%
Apollo Investment Corp.	1,145	9,710
TOTAL CLOSED-END FUNDS (Cost $9,886)		$9,710

MONEY MARKET FUNDS - 2.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class
0.07% (b)	522,107	522,107
TOTAL MONEY MARKET FUNDS (Cost $522,107)		$522,107
Total Investments (Cost $24,408,300) - 98.3%		25,234,365

Other Assets in Excess of Liabilities - 1.7%		439,259
NET ASSETS - 100.0%		$25,673,624

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown is the seven day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,702,548	$-	$-	$24,702,548
Closed-End Funds	9,710	-	-	9,710
Money Market Funds	522,107	-	-	522,107
Total Investments	$25,234,365	$-	$-	$25,234,365

There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

HCIM Trust
Statement of Assets and Liabilities
December 31, 2013
Hatteras PE
Intelligence Fund
Assets:
Investments, at fair value (cost $24,408,300)	$25,234,365
Foreign currency, at fair value (cost $7,651,949)	7,811,221
Dividends and interest receivable	22,703
Deferred offering costs	26,779
Total Assets	33,095,068

Liabilities:
Payable to broker for foreign currency	7,286,709
Due to custodian	47,821
Accrued management fee	32,077
Accrued expenses and other liabilities	54,837
Total Liabilities	7,421,444
Net Assets	$25,673,624
Net Assets Consist of:
Shares of beneficial interest	$24,970,842
Undistributed net investment income	-
Accumulated net realized loss on investments	(282,555)
Net unrealized appreciation on:
Investments	826,065
Foreign currency and foreign curreny transactions	159,272
Net Assets	$25,673,624
Institutional Class Shares
Net assets	$25,673,624
Shares outstanding (unlimited shares authorized, $0.001 par value)	2,500,000
Net asset value, redemption price and offering
price per share	$10.27

The accompanying notes are an integral part of these financial statements.

HCIM Trust
Statement of Operations
Period from November 12, 2013* through December 31, 2013
Hatteras PE
Intelligence Fund
Investment Income:
Dividend income	$52,885
Interest income	160
Total Investment Income	53,045
Management fees	50,675
Administration and accounting fees	9,553
Audit fees	16,500
Chief compliance officer fees	625
Custody fees	13,931
Trustees' fees	3,750
Registration fees	4,779
Legal fees	1,786
Offering costs	4,152
Organizational costs	3,000
Printing fees	2,500
Transfer agent fees	4,007
Other expenses	2,448
Total Expenses	117,706
Net Investment Loss	(64,661)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Realized loss on investments	(248,042)
Change in unrealized appreciation on:
Investments	826,065
Foreign currency and foreign currency transactions	159,272
Net Realized and Unrealized Gain on Investments and Foreign Currency	737,295
Net Increase in Net Assets Resulting from
Operations	$672,634
* Commencement of operations

The accompanying notes are an integral part of these financial statements.

HCIM Trust
Statement of Changes in Net Assets
Period from
November 12, 2013 *
through
HATTERAS PE INTELLIGENCE FUND	December 31, 2013

Operations:
Net investment loss	$(64,661)
Net realized loss on investments	(248,042)
Change in unrealized appreciation on investments and foreign currency	985,337
Net Increase in Net Assets Resulting from Operations	672,634

Capital Share Transactions:
Proceeds from shares issued	25,109,981
Proceeds from shares issued to holders in reinvestment of dividends	-
Cost of shares redeemed	(108,991)
Net Increasein Net Assets from Capital Share Transactions	25,000,990
Total Increase in Net Assets	25,673,624
Net Assets:
Beginning of period	-
End of period ^	$25,673,624
^ Including undistributed net investment income (loss)	$-

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

HCIM Trust
Financial Highlights
	Hatteras PE
	Intelligence Fund
	Period from November 12, 2013* through December 31, 2013

Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00

Gain (Loss) from Investment Operations:

Net investment loss (2)	(0.03)
Net realized and unrealized gain on investments and foreign currency	0.30
Total Gain from Investment Operations	0.27

Net Asset Value, End of Period	$10.27

Total Return	2.70%	(3)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$25,674

Ratio of expenses to average net assets:	3.48%	(4)

Ratio of net investment loss to average net assets:	(1.91%)	(4)

Portfolio turnover rate	65%	(3)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

HCIM Trust
NOTES TO FINANCIAL STATEMENTS
Period From November 12, 2013 (Commencement of Operations) to December 31, 2013

1.	Organization
The Hatteras PE Intelligence Fund (“the “Fund”) is a series of HCIM Trust (the “Trust”), which was organized as a Delaware statutory trust on May 13, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified management investment company.  The Fund commenced operations on November 12, 2013, and as of December 31, 2013, was the only operational series within the Trust. A second series of the trust, the Hatteras Disciplined Opportunity Fund, had not yet commenced operations as of December 31, 2013. Information regarding that series is therefore omitted from this annual report. The Fund consists of a single class with no front-end or back-end sales charges, no 12b-1 fees and no redemption fee.

The Fund is managed by Hatteras Capital Investment Management, LLC (“HCIM” or the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Fund’s distributor, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC (the “Distributor”).

The Trust had an organizational meeting on August 21, 2013.  At the organizational meeting, a Board of Trustees (the “Board”) was elected.  The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the shareholders of the Fund, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.

Investment Objective
The Fund seeks investment results, before fees and expenses, comparable to the returns of the Nomura QES Modeled Private Equity Returns Index (the “Reference Index”).

Principal Investment Strategies
The Fund seeks to track the Reference Index and therefore, to provide a return similar to that of a broad-based global investment in private equity buyout funds, calculated based on the amounts investors commit to private equity buyout funds, without directly or indirectly investing in private equity funds. The Reference Index is provided by Nomura International plc (the “Index Provider”). The Reference Index is based on a quantitative model (the “PERI Model”) developed by Quantitative Equity Strategies, LLC (“QES”), using data provided by Preqin Ltd.

The Fund seeks to achieve its investment objective by investing primarily in a combination of equity securities, total return swaps, notional cash deposits in various currencies and derivatives that, as a whole, are expected to produce returns that track the price performance of the Reference Index. The Fund may invest in equity securities of companies of any capitalization. The Fund will generally buy securities and hold notional currency positions that the Adviser expects will give the Fund economic exposure similar to that of the respective constituents of the Reference Index and sell securities whose exposure is greater than that of the corresponding constituents of the Reference Index.

The Reference Index is rebalanced weekly. The Adviser expects that the Fund’s active or frequent trading of portfolio securities may result in a portfolio turnover rate in excess of 100% on an annual basis.

The equity securities in which the Fund invests include common stocks and shares of non-affiliated investment companies (such as exchange-traded funds (“ETFs”)) that invest primarily in the constituent equity securities of broad-based U.S. equity indices that focus on specific market sectors (e.g., the S&P 500 Energy Total Return Index).

2.	Summary of Significant Accounting Policies
These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

Cash – Cash may include short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits.

HCIM Trust
NOTES TO FINANCIAL STATEMENTS
Period From November 12, 2013 (Commencement of Operations) to December 31, 2013

Security Valuation -- Investments by the Fund are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Adviser and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Adviser will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value its securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

A summary of the inputs used to value the Fund’s net assets as of December 31, 2013 is located in a table following the Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAAP establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 -	Quoted prices in active markets for identical securities.
• Level 2 -	Other significant observable inputs (including quoted prices for similar securities or the identical security on an active market, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2013, all of the securities held by the Fund were considered Level 1 investments.

There were no transfers between levels during the period ended December 31, 2013. Transfers between levels are recognized at the end of the reporting period.

Security Transactions, Investment Income and Realized Gain and Loss -- Investment and shareholder transactions in the Fund are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Long-term capital gain distributions received are recorded as capital gains.

HCIM Trust
NOTES TO FINANCIAL STATEMENTS
Period From November 12, 2013 (Commencement of Operations) to December 31, 2013

Foreign Currency Translations and Transactions -- The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Fund since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Taxes and Distributions to Shareholders – The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of the Fund.

Guarantees and Indemnifications -- Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Derivative Transactions
The Fund may utilize derivative instruments to implement its investment strategies. The Fund may use total return swaps, credit default swaps and currency forward contracts to implement its strategy of seeking investment results, before fees and expenses, that correspond generally to the overall performance of the Reference Index.  Total return swaps may be used to gain exposure to certain broad based market sectors, instead of purchasing the underlying constituents of the sector directly. Currency forward contacts may be used to gain exposure to certain foreign equity markets that are components of the Reference Index.

A description of the potential benefits and risks with each type of derivative that may be used by the Fund is summarized below:

HCIM Trust
NOTES TO FINANCIAL STATEMENTS
Period From November 12, 2013 (Commencement of Operations) to December 31, 2013

Total Return Swaps - A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Credit Default Swaps - Credit default swaps have two primary risks:  counterparty risk and liquidity risk.  Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation.  Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Forwards - A forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange.  Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, these markets can experience periods of illiquidity, sometimes of significant duration.  Disruptions can occur in any currency market traded by a portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a portfolio.  Market illiquidity or disruption could result in significant losses.

As of the period ended December 31, 2013, the Fund had not entered into any derivative instruments.

4.	Investment Adviser and Other Affiliates
The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment advisory agreement (the “Investment Advisory Agreement”) with the Fund. Under the terms of the Investment Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment programs and is entitled to receive a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.50%.  The Adviser will remit a portion of the management fee to the Index Provider.

Certain officers of the Trust are employees of the Adviser. Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer from the Fund for his or her services on the Board and for his or her services as a member of the audit committee of the Fund.

5.	Organization and Offering Costs
The Trust incurred organizational costs in connection with its formation, its initial registration as an investment company under the 1940 Act, and the initial shareholder offering. In accordance with FASB ASC 720-15-25-1, organization costs were charged to expense when incurred.  Organization costs allocated to the Fund for the period from August 21, 2013 to December 31, 2013 totaled $3,000, and are included in the statement of operations under organizational fees.

Offering costs allocated to the Fund are accounted for as a deferred charge until operations begin and thereafter amortized to expense over 12 months on a straight-line basis. For the period from November 12, 2013 (commencement of operations) to December 31, 2013, the Fund incurred offering costs totaling $30,931.

6.	Investment Transactions
Costs of purchases and proceeds from sales of securities for the period ended December 31, 2013 for the Fund (excluding short-term investments) are as follows:

HCIM Trust
NOTES TO FINANCIAL STATEMENTS
Period From November 12, 2013 (Commencement of Operations) to December 31, 2013

PE Intelligence
Purchases of securities	$39,380,317
Sales of securities	15,245,063

There were no purchases or sale of U.S. Government Securities during the period ended December 31, 2013.

7.	Capital Share Transactions
Transactions in shares of the Fund were as follows:
PE Intelligence
Shares outstanding, November 12, 2013
(inception of Fund)	-

Shares sold	2,510,998
Shares issued to shareholders
in reinvestment of distributions	-

Shares redeemed	(10,998)

Shares outstanding, December 31, 2013	2,500,000

8.	Ownership By Affiliated Parties
As of December 31, 2013, one affiliated party owned 2,500,000 shares of the Fund, which represented 100.0% of total outstanding shares.

9.	Federal Income Taxes
The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows:

PE Intelligence
Cost of Investments	$24,691,334
Gross tax unrealized appreciation	972,432
Gross tax unrealized depreciation	(429,401)
Net tax unrealized appreciation	$543,031

At December 31, 2013 the components of distributable earnings/(losses) on a tax basis were as follows:

PE Intelligence
Net unrealized appreciation	$543,031
Undistributed ordinary income	-
Undistributed long-term capital gain	479
Accumulated other gain	159,272
Total distributable earnings	$702,782

No distribution was required from the Fund for the period ended December 31, 2013.

HCIM Trust
NOTES TO FINANCIAL STATEMENTS
Period From November 12, 2013 (Commencement of Operations) to December 31, 2013

As of December 31, 2013 the Fund did not have any accumulated capital loss carryovers.

10.	Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On October 1, 2013, RCS Capital Corporation (the “Company”) and Scotland Acquisition, LLC (the “Purchaser”), a newly formed wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of the Company, entered into an asset purchase agreement (the “Purchase Agreement”) with certain principals of the Adviser and its affiliates.  Pursuant to the terms of the Purchase Agreement, the Purchaser will purchase from the Adviser and its affiliates substantially all the assets related to the business and operations of the Adviser and its affiliates (the “Purchase”).

The Purchase Agreement is subject to various conditions.  When consummated, the Purchase will result in a change in control of the Adviser and, therefore, constitute an “assignment” within the meaning of the 1940 Act of the existing investment management agreement between the Adviser and the Fund.  An investment management agreement automatically terminates upon its assignment pursuant to certain provisions of the 1940 Act.  The new investment management agreement was approved by the shareholders of the Fund on January 21, 2014.  The Purchase is expected to be consummated in the first quarter of 2014.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of HCIM Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of HCIM Trust comprising Hatteras PE Intelligence Fund (the “Fund”) as of December 31, 2013, and the related statements of operations and changes in net assets, and financial highlights for the period November 12, 2013 (commencement of operations) through December 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hatteras PE Intelligence Fund as of December 31, 2013, the results of its operations, changes in its net assets, and financial highlights for the period November 12, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
February 28, 2014

 Registered with the Public Company Accounting Oversight Board.

Board of Trustees

The identity of the Board Members as of December 31, 2013, and brief biographical information is set forth below.

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee
Joseph E. Breslin (59) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and Chairman	Indefinite Term since 2013	Private Investor (2009 to Present); Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009); Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to 2007); Independent Consultant, Independence Community Bank (May 2003 to January 2005).	20	Director, Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios).

Thomas Mann (63) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2013	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	20	Director, F-Squared Investments, Inc. from 2012 to Present; Director, Virtus Global Multi-Sector Income Fund from 2011 to Present; Director, Virtus Total Return Fund from 2012 to Present.

Gregory S. Sellers (54) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2013	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	20	None

Steve E. Moss (60) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2013	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	20	None

H. Alexander Holmes (71) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2013	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	20	None
INTERESTED TRUSTEES
David B. Perkins (51) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and President*	Indefinite Term since 2013	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer and Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) (2003 to Present).	20	None

*	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.

**
The term “fund complex” refers to (i) the Trust, the investment advisor for which is Hatteras Capital Investment Management, LLC, (ii) Hatteras Alternative Mutual Funds Trust (consisting of five funds) and the Underlying Funds Trust (consisting of five funds), the investment advisor of which is Hatteras Alternative Mutual Funds, an affiliate of Hatteras Capital Investment Management, LLC, (iii) Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, and (iv) Hatteras Core Alternatives TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Capital Investment Management.

Fund Management

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS
Robert Lance Baker (41) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer	Indefinite Term since 2013	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.
J. Michael Fields (40) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary	Indefinite Term since 2013	Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by Hatteras Funds since its inception in September 2003.
Andrew P. Chica (38) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer	Indefinite Term since 2013
Mr. Chica joined Hatteras Funds in November 2007 and became the Chief Compliance Officer of Hatteras Funds and each of the funds in the Fund Complex in 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

Board Approval of Investment Management Agreement and Sub-Advisory
Agreement (Unaudited)

At its meeting in-person held on August 21, 2013, to discuss certain investment management agreement and sub-advisory agreement information, the Board of Trustees (the “Board”) of HCIM Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted (i) to approve the investment management agreement (the “Investment Management Agreement”) between the Trust, on behalf of each of its series, the Hatteras PE Intelligence Fund and the Hatteras Disciplined Opportunity Fund (the “Disciplined Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”), and Hatteras Capital Investment Management LLC (the “Advisor”) and (ii) to approve the investment sub-advisory agreement among the Trust, on behalf of the Disciplined Opportunity Fund, the Advisor, and Acertus Capital Management, LLC (”Acertus”) (the “Sub-Advisory Agreement”). The Board received and discussed a memorandum from the Fund’s legal counsel regarding the duties and responsibilities in approving the Funds’ Investment Management Agreement and Sub-Advisory Agreement.

The Independent Trustees evaluated the quality of services expected to be provided by the Advisor to the Funds and the compensation proposed to be paid to the Advisor.  The Independent Trustees gave equal consideration to all factors deemed to be relevant to the Funds, including, but not limited to the following: (1) the compensation proposed to be paid to the Advisor under the Advisory Agreement; (2) while the advisory fees expected to be paid to the Advisor under the Advisory Agreement are higher than fees typically paid by other mutual funds, the Independent Trustees stated their belief that the fee is comparable to other investment products with third party licensing agreements and products with sub-advisers used which would receive a significant portion of the Advisor’s fee of the Hatteras PE Intelligence Fund and Disciplined Opportunity Fund, respectively; (3) the operational strength of the Advisor, including enhanced sales and marketing resources and distribution by Hatteras Capital Distributors, LLC; (4) the favorable history, reputation, qualification and background of the Advisor, as well as the qualifications of its personnel and financial condition; (5) the quality of services expected to be provided to the Funds by the Advisor; and (6) the potential economies of scale to be gained under the management by the Advisor.

In addition, the Independent Trustees reviewed in detail the profitability analysis of the Advisor. The Independent Trustees reviewed the anticipated costs to be borne by, and the anticipated profitability of, the Advisor in providing services to the Funds.  The Independent Trustees also considered the Funds’ fees and expenses in relation to various industry averages and determined that the fees to be paid by the Funds to the Advisor under the Advisory Agreement were reasonable.  The Independent Trustees also considered that the Advisor may receive certain benefits from its relationship with the Funds, such as research and other services in exchange for brokerage allocation, and determined that such benefits would likely be of a de minimis nature.

The Independent Trustees reviewed various materials provided by Hatteras and Acertus pursuant to the Independent Trustees’ request for information.  The Independent Trustees reviewed reports from management about the following factors. The Independent Trustees did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement and the Sub-Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Independent Trustees.

NATURE, EXTENT AND QUALITY OF SERVICES

The Independent Trustees reviewed and considered the nature and extent of the investment advisory services proposed to be provided by Hatteras to the funds and by Acertus to the Disciplined Opportunity Fund under the Investment Management Agreement and Sub-Advisory Agreement, respectively. The Independent Trustees considered each Fund’s investment objective and policies, and the types of investments to be made by each Fund. The Independent Trustees also reviewed and considered the qualifications of the portfolio managers, and of other Hatteras’ and Acertus’ key personnel who would provide the investment advisory services to the Funds. The Independent Trustees determined that Hatteras’ and Acertus’ portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Independent Trustees also took into account Hatteras’ investment advisory services to be rendered to the Funds and Acertus’ investment advisory services to be rendered to the Disciplined Opportunity Fund, including the manner in which investment decisions are to be made and executed. The Independent Trustees also reviewed and considered how responsibilities for providing advisory services to the Disciplined Opportunity Fund are shared with Acertus, including how Hatteras monitors Acertus’ performance.

The Independent Trustees noted that the Funds are new and therefore have no performance history.

The Independent Trustees concluded that the overall quality of the advisory services to be provided by Hatteras and Acertus was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS AND ACCOUNTS MANAGED BY HATTERAS AND ASCERTUS

The Independent Trustees reviewed the advisory fee rates and expected total expense ratio of each Fund versus advisory fees charged to other comparative registered funds and accounts managed by Hatteras and Acertus.  The Independent Trustees considered that the management fee to be charged to Hatteras PE Intelligence Fund was higher than the contractual management fee paid by each of four other registered funds in the universe of comparative funds. The Independent Trustees noted that the Fund’s total expense ratio was higher than three of the four comparative funds.  With respect to the Disciplined Opportunity Fund, the Independent Trustees considered that the management fee and total expense ratio to be charged was higher than each of the five other registered funds in the universe of comparative funds. The Independent Trustees noted that no fee waivers are proposed with respect to the Funds by Hatteras or Acertus.

 The Independent Trustees noted that the advisory fee to be charged to the Hatteras PE Intelligence Fund was higher than the advisory fee charged by Hatteras with respect to two comparable registered private equity funds it advises; however, they observed that the comparable registered private equity funds are charged an incentive fee. The Independent Trustees considered that the advisory fee to be charged to the Hatteras PE Intelligence Fund was lower than the advisory fee charged by Hatteras with respect to a comparable registered venture capital fund it advises. The Independent Trustees also considered that the advisory fee to be charged to the Disciplined Opportunity Fund was the same as the advisory fee charged to comparative registered funds advised by Hatteras, and the sub-advisory fee to be paid to Acertus is the same as the sub-advisory fee Hatteras pays to a sub-adviser to the comparative fund. The Independent Trustees noted that the sub-advisory fee to be paid to Acertus for the Disciplined Opportunity Fund was generally lower than the fees charged to separate accounts and partnerships advised by Acertus.

The Independent Trustees noted that the Funds’ distributor, Hatteras Capital Distributors (the “Distributor”), an affiliate of Hatteras, will receive all initial sales charges for purchase of the Disciplined Opportunity Fund’s Class A shares without a dealer of record. The Independent Trustees considered that Hatteras will receive the spread between the sales charges as a percentage of offering price and the dealer reallowance.

The Independent Trustees concluded that the advisory fees to be paid by the Funds and the Funds’ total expense ratios were higher than most of the comparative funds, but that the advisory fees were reasonable and satisfactory in light of the services proposed to be provided to the Funds.

BREAKPOINTS AND ECONOMIES OF SCALE

The Independent Trustees reviewed the structure of the investment management fees, noting that the Funds are new, and therefore Hatteras and Acertus could not determine when or if economies of scale may be achieved.

PROFITABILITY OF ADVISER AND AFFILIATES

The Independent Trustees reviewed a profitability analysis prepared by Hatteras and Acertus at various assets levels with respect to management of the Hatteras PE Intelligence Fund and the Disciplined Opportunity Fund. The Independent Trustees noted that Hatteras, with respect to its management of the Funds, and Acertus, with respect of its management of the Disciplined Opportunity Fund, expected to earn a profit margin.

FALL-OUT BENEFITS

The Independent Trustees considered the sales charges to be earned by the Funds’ Distributor and the sales charges to be remitted to Hatteras, with respect to the Disciplined Opportunity Fund. Further, the Independent Trustees noted that a benefit that may accrue to Hatteras or its affiliates is the ability to market other Hatteras funds when they are presenting the Hatteras PE Intelligence Fund and/or the Disciplined Opportunity Fund.

The Independent Trustees also noted that the Hatteras PE Intelligence Fund seeks to track the Nomura QES Modelled Private Equity Returns Index (the “Reference Index”), which is provided by Nomura International plc. The Independent Trustees noted that Nomura will receive an index licensing fee from Hatteras with respect to the Hatteras PE Intelligence Fund, and that the index licensing fee decreases as asset level thresholds are met.

GENERAL CONCLUSION

With respect to Acertus, the Independent Trustees next discussed the review by the Trust’s Chief Compliance Officer (“CCO”) of Acertus’ compliance procedures.  The Independent Trustees noted that the CCO had completed his compliance due diligence on Acertus, but that his final assessment was subject to the delivery of a final compliance manual, SEC registration and the execution of the sub-advisory agreement.  The Independent Trustees also reviewed the CCO’s report on compliance processes, procedures, code of ethics, e-mail retention, disaster recovery policies, brokers used and soft dollars.  The Independent Trustees concluded that Acertus would have sufficient quality and depth of compliance policies and procedures essential to performing its duties under the sub-advisory agreement.

The Independent Trustees discussed the merits of the investment team at Acertus and the desire for Acertus’ investment strategy within the Disciplined Opportunity Fund.  The Independent Trustees agreed to approve Acertus as sub-adviser to the Disciplined Opportunity Fund.

Based on their consideration of all factors that they deemed material, and assisted by the advice of their counsel, the Independent Trustees concluded it would be in the best interest of the Funds and their shareholders to approve the Investment Management Agreement and Sub-Advisory Agreement.

Board approval of investment Management agreement and sub-advisory agreement (unaudited)

At its meeting in-person held on November 21, 2013, and having met previously on November 15, 2013 to discuss certain investment management agreement and sub-advisory agreement information, the Board of Trustees (the “Board”) of HCIM Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted (i) to approve the investment management agreement (the “Investment Management Agreement”) between the Trust, on behalf of each of its series, the Hatteras PE Intelligence Fund and the Hatteras Disciplined Opportunity Fund (the “Disciplined Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”), and Scotland Acquisition, LLC d/b/a Hatteras Funds, LLC (“Purchaser”) and (ii) to approve the investment sub-advisory agreement among the Trust, on behalf of the Disciplined Opportunity Fund, the Purchaser, and Acertus Capital Management, LLC (”Acertus”) (the “Sub-Advisory Agreement”). The Board received and discussed a memorandum from the Fund’s legal counsel regarding the duties responsibilities in approving the Funds’ Investment Management Agreement and Sub-Advisory Agreement in conjunction with the announcement that RCS Capital Corporation (“RCAP”) entered into an agreement to acquire the Hatteras Funds Group (as defined below).

On October 1, 2013, RCAP, a publicly traded Delaware holding company formed to operate and grow businesses focused on the retail direct investment industry, and the Purchaser, a newly formed wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCAP, entered into an asset purchase agreement (the "Purchase Agreement") with certain principals of the Hatteras Funds Group, Hatteras Investment Partners, LLC, Hatteras Investment Management, LLC, Hatteras Capital Investment Management, LLC, Hatteras Alternative Mutual Funds LLC, and Hatteras Capital Investment Partners, LLC (each, a "Hatteras Seller," and, collectively, the "Hatteras Sellers"), and David Perkins, as the sellers' representative. Pursuant to the terms of the Purchase Agreement, the Purchaser will purchase from the Hatteras Sellers and the Hatteras Sellers will sell to the Purchaser, substantially all the assets related to the business and operations of the Hatteras Sellers and their respective subsidiaries (collectively, the "Hatteras Funds Group"), the Purchaser will assume certain liabilities of such parties and the Company will guarantee certain obligations of the Purchaser (the "Purchase").

The Trust’s Independent Trustees reviewed information concerning advisory fees and sales charges to be paid to the Purchaser by the Funds; certain distribution fees, service fees and sales charges to be paid to a broker-dealer affiliate of the Purchaser, as well as an expense sharing arrangement between RCAP and the Purchaser. The Trust’s Board and legal counsel to the Trust’s Independent Trustees had an opportunity to review the information provided in advance of the meeting by the Purchaser and Acertus, including information pursuant to the requirements of Section 15(c) of the 1940 Act. This information also included materials requested by legal counsel to the Trust’s Independent Trustees that provided details concerning the terms of the Purchase and the financial stability of the Purchaser.

The Trust’s Independent Trustees discussed the details of the Purchase with representatives of the Purchaser and the Fund's current investment advisor, Hatteras Capital Investment Management, LLC. The Trust’s Independent Trustees noted that the Purchaser will be a newly registered investment advisor. Following the Purchase, the Purchaser will operate as an indirect subsidiary of RCAP. The Trust’s Independent Trustees discussed that there were no expected changes in the portfolio managers currently providing advisory services to the Funds as a result of the Purchase, and reviewed the background and experience of each of the portfolio managers. Further, the Trust’s Independent Trustees discussed with the Purchaser whether the services to be provided to the Funds were expected to change as a result of the Purchase. The Purchaser noted that the advisory services to be provided to the Funds are not expected to change, including the manner in which investment decisions are made and executed. The Board noted that the Funds’ investment objectives and policies are not expected to change as a result of the Purchase.

The Trust’s Independent Trustees also considered that Realty Capital Securities, LLC, an affiliate of the Purchaser, entered into an Acceptance, Waiver & Consent with FINRA and paid a nominal fine imposed by FINRA in connection with certain of its activities as a broker-dealer. Realty Capital Securities LLC is also named in an arbitration brought by another broker-dealer. The Purchaser did not believe that these regulatory actions, fines or the arbitration would have a material impact on its management of the Funds.

In the course of their review, the Trustees considered the following with respect to the management of the Funds:  (1) the fact that the Purchase is not expected to affect the manner in which the Funds are advised; (2) the fact that the current portfolio management team will continue to manage the Funds; (3) the fact that the fee structure under the new Investment Management Agreement and new Sub-Advisory Agreement would be identical to the fee structure under the current Agreements; (4) payments to the Purchaser of a portion of the Disciplined Opportunity Fund’s sales charges; (5) payments of distribution fees, service fees and a portion of the Fund’s sales charges to an affiliated broker-dealer of the Purchaser; (6) certain fees paid to sales personnel of Realty Capital Securities by an affiliated broker-dealer of the Purchaser in connection with marketing the Funds to additional distribution channels; (7) licensing fees paid by the Purchaser to Nomura, based on assets in the PE Intelligence Fund, which decrease as Fund assets levels increase; (8) certain intermediary fees paid by the Purchaser for supermarket platforms; (9) an expense sharing arrangement between the Purchaser and its parent, RCAP and (10) other factors deemed relevant by the Board, including the Purchaser’s and Acertus’ investment process, and the particular services to be provided to the Funds by the Purchaser and Acertus.

The Trustees reviewed, and discussed with the Purchaser and Acertus, comparative advisory fee and overall Fund expense information for each Fund versus other similar funds. The Purchaser discussed with the Trustees the construction of the comparative fund group. The Trustees also evaluated the new Investment Management Agreement and new Sub-Advisory Agreement in light of information they had requested and received from the Purchaser prior to the meeting. The Trustees reviewed these materials with management of the Purchaser and Acertus, legal counsel to the Funds and the Purchaser, and legal counsel to the Funds’ Independent Trustees. The Fund’s Independent Trustees also discussed the new Investment Management Agreement and new Sub-Advisory Agreement in an executive session, at which no representatives of the Purchaser or Acertus were present. The Trustees considered whether the new Investment Management Agreement and New Sub-Advisory Agreement would be in the best interests of the Funds and their shareholders and the overall fairness of the Agreements. Among other things, the Trustees considered their legal responsibilities with respect to all factors deemed to be relevant to the Funds, including: (1) the nature, extent and quality of the services to be provided by the Purchaser and Acertus; (2) the  Funds’ investment performance; (3) the cost of the services provided and the profits realized by the Purchaser and its affiliates and by Acertus from their relationship with the Funds; (4) the extent to which economies of scale will be realized as the Funds grow and the extent to which fee levels reflect such economies of scale, if any, for the benefit of the Funds’ shareholders; and (5) ancillary benefits and other factors. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors.

Nature, Extent and Quality of Services Provided to the Funds.

The Board members noted the Purchaser will be a newly registered investment advisor, and that each Fund's current portfolio managers will continue to provide services to the Funds following the Purchase. The Board members determined that the advisory and sub-advisory services to be provided by the portfolio managers, after considering their background and experience, would continue to be a benefit to the Funds. The Board members considered that the Funds' investment objectives and policies, and the advisory services to be provided by the Purchaser and Acertus, are not expected to change as a result of the Purchase. The Board also reviewed and considered how responsibilities for providing advisory services to the Disciplined Opportunity Fund are shared with Acertus, including how the Purchaser monitors Acertus’ performance.

The Board noted that the Funds are new and therefore have no performance history.    The Board concluded that the overall quality of the advisory services to be provided by the Purchaser and Acertus was satisfactory.

Costs of Services Provided and Profits Realized by the Purchaser and Acertus.

In connection with the Trustees' consideration of the level of the advisory and sub-advisory fees, the Trustees considered a number of factors. The Board members noted that the advisory fee rate to be paid to the Purchaser under the new Investment Management Agreement, and the sub-advisory fee to be paid to Acertus as the sub-advisor to the Disciplined Opportunity Fund pursuant to the new Sub-Advisory Agreement, is the same as the advisory fee rate paid by the Funds to Hatteras Capital Investment Management under the current Investment Management Agreement and the same sub-advisory fee rate paid by the Purchaser to Acertus pursuant to the current sub-advisory Agreement.

The Board reviewed the advisory fee rates and expected total expense ratio of each Fund versus advisory fees charged to other comparative registered funds and accounts managed by the Purchaser and Acertus.  The advisory fee to be charged to the PE Intelligence Fund was higher than the contractual advisory fee paid by each of four other registered funds in the universe of comparative funds. However, the Fund’s total expense ratio was lower than each of the four comparative funds.  With respect to the Disciplined Opportunity Fund, the advisory fee and total expense ratio to be charged was higher than five of the six other registered funds in the universe of comparative funds. The Board noted that no fee waivers are proposed with respect to the Funds by the Purchaser or Acertus.

The Board noted that the advisory fee to be charged to the PE Intelligence Fund was higher than the advisory fee charged by the Purchaser with respect to two comparable registered private equity funds it advises; however, the comparable registered private equity funds are charged an incentive fee. The advisory fee to be charged to the PE Intelligence Fund was lower than the advisory fee charged by the Purchaser with respect to a comparable registered venture capital fund it advises. The advisory fee to be charged to the Disciplined Opportunity Fund was the same as the advisory fee charged to comparative registered funds advised by the Purchaser, and the sub-advisory fee paid to Acertus is the same as the sub-advisory fee the Purchaser pays to a sub-advisor to the comparative fund. The sub-advisory fee to be paid to Acertus for the Disciplined Opportunities Fund was generally lower than the fees charged to separate accounts and partnerships advised by Acertus.

The Board noted that the advisory fees to be paid by the Funds were higher than most of the comparative funds. However, the Board considered that the Purchaser engages a third party index licensor and a sub-adviser, which would receive a significant portion of the Purchaser’s fee of the PE Intelligence Fund and Disciplined Opportunity Fund, respectively. The Board concluded that the advisory fees were reasonable and satisfactory in light of the services proposed to be provided to the Funds.

The Board reviewed a profitability analysis prepared by the Purchaser and Acertus at various assets levels with respect to management of the PE Intelligence Fund and the Disciplined Opportunities Fund. The analysis showed that Hatteras and Acertus expected to earn a profit margin with respect to their management of the Funds.

Economies of Scale and Fee Levels Reflecting Those Economies.

The Board reviewed the structure of the investment management fees, noting that the Funds are new, and therefore the Purchaser and Acertus could not determine when or if economies of scale may be achieved.

Other Benefits.

In addition to the above factors, the Trustees also discussed other benefits received by the Purchaser from its management of the Funds. The Board considered the sales charges to be earned by the Funds’ Distributor and the sales charges to be remitted to the Purchaser, with respect to the Disciplined Opportunity Fund. The Board also noted that the Disciplined Opportunity Fund’s Distributor receives a distribution fee from the Fund’s Class A shares, and the Purchaser will pay the Distributor a fund servicing fee for certain shareholder services to be provided to the Funds. The Board also noted that, pursuant to a Fund Marketing Agreement between the Distributor and Realty Capital Securities, sales staff from Realty Capital Securities (an affiliate of the Purchaser) will be paid for marketing the Funds to additional distribution channels. Further the Board noted that a benefit that may accrue to the Purchaser or its affiliates is the ability to market other of the Purchaser’s funds when they are presenting the PE Intelligence Fund and/or the Disciplined Opportunity Fund.

The Board also noted that the PE Intelligence Fund seeks to track the Nomura QES Modeled Private Equity Returns Index (the “Reference Index”). The Reference Index is provided by Nomura International plc. Nomura will receive an index licensing fee from the Purchaser with respect to the PE Intelligence Fund. The index licensing fee decreases as asset level thresholds are met.

The Board further considered that the Purchaser and RCAP will enter into an expense sharing arrangement whereby a portion of Realty Capital Securities' base distribution costs will be allocated to the Purchaser based on the ratio of Fund sales to total firm security sales. Realty Capital Securities is RCAP’s affiliated broker-dealer.

Section 15(f) and Rule 15a-4 of the 1940 Act.

The Trustees also considered whether the arrangement between the Purchaser and the Funds complies with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Trust cannot be "interested persons" (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an "unfair burden" must not be imposed upon the Funds as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Funds or their shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Funds (other than bona fide ordinary compensation as principal underwriter for the Funds).

In connection with the first condition of Section 15(f), the Trustees noted that at least 75% of the Trustees are currently not "interested persons" (as defined in the 1940 Act) of the Purchaser in compliance with this provision of Section 15(f) and that 75% of the Trustees will not be "interested persons" (as defined in the 1940 Act) as of the consummation of the Purchase after the Purchase is consummated. With respect to the second condition of Section 15(f), the Purchaser has represented that the Purchase will not have an economic impact on the Purchaser's ability to provide services to the Funds, no fee increases are contemplated and that the Purchase will not result in an "unfair burden" (as defined in Section 15(f)) during the two-year period following the closing of the Purchase. The Purchaser has represented that neither the Purchaser nor any interested person of the Purchaser will receive any compensation from the Funds or their shareholders, except as permitted pursuant to Section 15(f).  The Board also considered the requirements of Rule 15a-4.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Funds and their shareholders to approve the Investment Management Agreement and Sub-Advisory Agreement.

PRIVACY POLICY

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•           Social Security number
•           account balances
•           account transactions
•           transaction history
•           wire transfer instructions
•           checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 919.846.2324 or go to www.hatterasfunds.com

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC,  registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Core Alternatives 3(c)(1) Fund, L.P., Hatteras Core Alternatives Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust and HCIM Trust.

INVESTMENT ADVISOR
Hatteras Capital Investment Management, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Drinker, Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the period ending December 31, 2013, is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). This report must be accompanied or preceded by the Funds’ current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433 8540 COLONNADE CENTER DRIVE / SUITE 401 / RALEIGH, NC 27615-3052

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph E. Breslin, H. Alexander Holmes, Steve E. Moss, and Gregory S. Sellers are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed since inception for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2013
Audit Fees	$13,500
Audit-Related Fees	None
Tax Fees	$3,000
All Other Fees	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2013
Registrant	None
Registrant’s Investment Adviser	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed Herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  HCIM Trust

By (Signature and Title) /s/ David B. Perkins
                                           David B. Perkins, Chief Executive Officer

Date  April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David B. Perkins
                                           David B. Perkins, Chief Executive Officer

Date  April 30, 2014

By (Signature and Title) /s/ Lance Baker
                                           Lance Baker, Chief Financial Officer and Treasurer

Date  April 30, 2014